ACQUISITION OF WWE (Schedule of Preliminary Allocation of Purchase Price) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Sep. 12, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 8,441,993	$ 8,444,400		$ 3,388,009
WWE [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 381,153
Accounts receivable			105,237
Other current assets			89,256
Property, buildings and equipment			398,004
Goodwill			5,063,067
Finance lease right of use assets			257,359
Operating lease right of use assets			12,337
Investments			12,007
Other assets			25,928
Deferred tax liabilities			(379,601)
Accounts payable and accrued liabilities			(124,280)
Current portion of long-term debt			(16,934)
Deferred revenue			(54,190)
Finance lease liabilities			(255,940)
Operating lease liabilities			(12,224)
Other long-term liabilities			(2,527)
Additional paid-in-capital			(283,591)
Net assets acquired			8,432,061
WWE [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets			2,188,200
WWE [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets			900,500
WWE [Member] | Other [Member]
Business Acquisition [Line Items]
Intangible assets			$ 128,300